Investment in Joint Venture (Tables) - Asanko Gold Mine (AGM) [Member]	12 Months Ended
Dec. 31, 2022
Disclosure of joint ventures [line items]
Disclosure of investment in joint venture using equity method [Table Text Block]
	December 31, 2022	December 31, 2021
	$	$
Balance, beginning of year	-	59,159
Company's share of the JV's net income (loss) for the year	46,517	(51,528)
Impairment reversal (loss) on investment in JV	7,631	(7,631)
Balance, end of year	54,148	-

Disclosure of operating and financial results of the JV [Table Text Block]
		2022	2021
	Note	$	$
Revenue	(i)	297,136	382,380
Production costs	(ii)	(179,849)	(255,058)
Depreciation and depletion		(30,767)	(50,177)
Royalties	(iii)	(14,867)	(19,119)
Income from mine operations		71,653	58,026

Impairment reversal (loss) on MPP&E	(iv)	63,200	(153,164)
Exploration and evaluation expenditures		(10,536)	(10,521)
General and administrative expenses	(viii)	(20,753)	(9,576)
Income (loss) from operations		103,564	(115,235)

Finance expense	(xii)	(6,471)	(2,908)
Finance income		801	275
Foreign exchange gain		5,329	3,396
Net income (loss) after tax for the year		103,223	(114,472)

Company's share of net income (loss) of the JV for the year		46,517	(51,528)
		December 31, 2022	December 31, 2021
	Note	$	$
Assets
Current assets
Cash and cash equivalents	(xiii)	91,271	49,211
Receivables		2,771	14,285
Inventories	(v)	54,003	75,696
Prepaid expenses and deposits		2,907	2,944
VAT receivable		6,235	6,296
		157,187	148,432
Non-current assets	(v),(vi),(vii)	180,640	145,888
Total assets		337,827	294,320

Liabilities
Current liabilities
Accounts payable and accrued liabilities		30,811	57,948
Lease liabilities		778	10,025
		31,589	67,973
Non-current liabilities
Lease liabilities		113	467
Long-term incentive plan liability		-	98
Asset retirement provisions	(ix)	58,148	81,028
		58,261	81,593
Total liabilities		89,850	149,566

Equity	(xi)	247,977	144,754

Total liabilities and equity		337,827	294,320

Disclosure of production costs of joint venture [Table Text Block]
	December 31, 2022 $	December 31, 2021 $
Raw materials and consumables	(57,265)	(54,422)
Salary and employee benefits	(27,649)	(37,449)
Contractors (net of deferred stripping costs)	(56,133)	(135,244)
Change in stockpile, gold-in-process and gold dore inventories	(20,867)	(7,825)
Insurance, government fees, permits and other	(17,935)	(20,118)
Total production costs	(179,849)	(255,058)

Disclosure of estimated recoverable amount of AGM CGU and its carrying value [Table Text Block]
Asanko Gold Mine CGU
$
Net present value of estimated LOM cash flows (18% discount rate)	146,517
Value beyond proven and probable reserves	28,000
Cost to sell (2% selling fee)	(3,490)
Estimated recoverable amount of the AGM CGU	171,027
Carrying value of AGM CGU at December 31, 2022	107,827
Reversal of impairment on MPP&E for the year ended December 31, 2022	63,200

Disclosure of pricing assumption [Table Text Block]
Gold price assumption	2023	2024	2025-2027	Long-term	Weighted Average
Gold price (US$/oz)	$1,750	$1,750	$1,700	$1,650	$1,685

Disclosure of sensitivity analysis [Table Text Block]
Assumption	Sensitivity	Impact on recoverable amount (100% basis)
		Increase ($'millions)	Decrease ($'millions)
Gold price	+/- $50/oz	$31.2	$31.7
Discount rate	-/+ 1.0%	$9.2	$8.6
Value of mineral resources beyond proven and probable reserves	+/- $10/oz	$9.0	$9.0

Disclosure of summary of inventories held by the AGM of joint venture [Table Text Block]
	December 31, 2022	December 31, 2021
	$	$
Gold dore on hand	3,592	3,244
Gold-in-process	937	1,563
Ore stockpiles	23,802	51,470
Materials and spare parts	25,672	24,562
Total inventories	54,003	80,839

Less non-current inventories:
Ore stockpiles	-	(5,143)
Total current inventories	54,003	75,696

Disclosure of movement in asset retirement obligation [Table Text Block]
	December 31, 2022	December 31, 2021
	$	$
Balance, beginning of year	81,028	72,693
Accretion expense	2,527	1,191
Change in estimate	(25,331)	7,307
Reclamation undertaken during the year	(76)	(163)
Total asset retirement provisions, end of year	58,148	81,028

Disclosure of movement in preferred share investments [Table Text Block]
	December 31, 2022	December 31, 2021
	$	$
Balance, beginning of year	264,880	274,880
Distributions to partners during the year	-	(10,000)
Balance, end of year	264,880	264,880

Disclosure of finance expenses incurred by the joint ventures [Table Text Block]
	December 31, 2022	December 31, 2021
	$	$
Premiums paid for hedging instruments	-	(381)
Accretion charges on asset retirement provisions (note ix)	(2,527)	(1,191)
Interest and fees associated with RCF (note xiv)	(400)	(761)
Interest on lease liabilities	(207)	(396)
Withholding taxes	(3,134)	-
Other	(203)	(179)
Total finance expense	(6,471)	(2,908)

Disclosure of cash flows of joint venture [Table Text Block]
	December 31, 2022	December 31, 2021
	$	$
Cash provided by (used in):
Operating activities	75,479	86,602
Investing activities	(16,452)	(45,891)
Financing activities	(15,590)	(55,522)
Impact of foreign exchange on cash and cash equivalents	(1,377)	(232)
Increase (decrease) in cash and cash equivalents during the year	42,060	(15,043)
Cash and cash equivalents, beginning of year	49,211	64,254
Cash and cash equivalents, end of year	91,271	49,211